Related-party Information (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Cash and cash equivalent		$ 1,478,339	$ 1,015,851	$ 696,838	$ 535,171
Total Related Parties [Member]
Disclosure of transactions between related parties [line items]
Cash and cash equivalent	[1]	135,795	126,873
Trade receivables and other receivables	[1]	88,031	37,361
Loans and Other Liabilities
Loans and other payables	[1]	$ (60,746)	$ (53,844)

[1]	IC, Israel Chemicals Ltd (“ICL”), Oil Refineries Ltd (“Bazan”).